Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities		$ 167.8	$ 147.6
Royalties payable		2.7	2.2
Derivative liabilities (note 20)		1.0	4.2
Share-based compensation liability (note 16)		22.7	18.3
Share purchase warrants	$ 0.4
Current portion of equipment financing obligations		0.4	0.4
Accounts payable and accrued liabilities		$ 195.0	$ 172.7